GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.79%
	Exchange Traded Funds - 78.37%
257,948	Invesco DB US Dollar Index Bullish Fund (c)	$6,611,207
100,249	iShares 0-5 Year High Yield Corporate Bond ETF	4,541,280
93,002	iShares Agency Bond ETF	10,897,044
110,637	iShares Broad USD High Yield Corporate Bond ETF (a)	4,557,138
124,684	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	16,523,124
234,912	Schwab Intermediate-Term U.S. Treasury ETF	13,187,960
522,078	Schwab Short-Term U.S. Treasury ETF	26,547,666
146,794	SPDR Bloomberg Barclays High Yield Bond ETF (a)	15,937,425
167,061	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	4,535,706
366,949	SPDR Portfolio Aggregate Bond ETF (a)	10,869,029
430,628	SPDR Portfolio Mortgage Backed Bond ETF (a)	10,929,339
234,038	Vanguard Intermediate-Term Corporate Bond ETF (a)	21,709,365
573,950	Vanguard Long-Term Treasury ETF	51,322,608
114,234	Vanguard Short-Term Treasury ETF	6,948,854
256,026	Vanguard Total Bond Market ETF	21,698,204
163,789	WisdomTree Bloomberg U.S. Dollar Bullish Fund (c)	4,268,341
686,851	Xtrackers USD High Yield Corporate Bond ETF (a)	27,364,143
		258,448,433
	Mutual Funds - 20.42%
5,735,608	BlackRock High Yield Portfolio - Institutional Shares	44,967,164
3,761,771	Vanguard High-Yield Corporate Fund - Admiral Shares	22,382,539
		67,349,703
	Total Investment Companies (Cost $324,594,637)	325,798,136

	SHORT TERM INVESTMENTS - 0.21%
	Money Market Funds - 0.21%
678,873	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (b)	678,873
	Total Short Term Investments (Cost $678,873)	678,873
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.36%
40,763,173	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (b)	40,763,173
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $40,763,173)	40,763,173

	Total Investments (Cost $366,036,683) - 111.36%	367,240,182
	Liabilities in Excess of Other Assets - (11.36)%	(37,458,908)
	TOTAL NET ASSETS - 100.00%	$329,781,274

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2021.
(c)	Non-income producing security.